Selling, General and Administrative Expenses (Summary of Selling, General and Administrative Expenses) (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Selling, General and Administrative Expense [Abstract]
Personnel expenses	¥ 77,513	¥ 71,969	¥ 154,100	¥ 144,462
Selling expenses	21,725	16,432	41,251	32,209
Administrative expenses	34,456	33,341	68,253	64,774
Depreciation of office facilities	2,178	2,057	4,350	4,439
Total	¥ 135,872	¥ 123,799	¥ 267,954	¥ 245,884